Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Cumulative currency translation adjustment	$ (68,784)	$ (337,701)	$ (385,426)
Unrealized losses on available-for-sale securities	(1,309)	(3,480)	(3,180)
Pension adjustments, net of related income taxes of $6,718 in 2013, $7,918 in 2012 and $7,276 in 2011	22,492	14,248	32,026
Total accumulated other comprehensive loss	$ (47,601)	$ (326,933)	$ (356,580)